Note 4 - Loans (Details) - Allowance for Loan Losses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, beginning of year	$ 6,041	$ 8,159
Charge Offs	(523)	(3,132)
Recoveries	684	614
Provisions	(600)	400
Balance, end of year	5,602	6,041
Real Estate Secured [Member] | Residential 1-4 Family [Member] | Beginning Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, beginning of year			2,312
Balance, end of year		1,829	2,312
Real Estate Secured [Member] | Residential 1-4 Family [Member] | General Reserves [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	1,532	1,630
Real Estate Secured [Member] | Residential 1-4 Family [Member] | Specific Reserves [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	63	199
Real Estate Secured [Member] | Residential 1-4 Family [Member] | Ending Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	1,595	1,829
Real Estate Secured [Member] | Residential 1-4 Family [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Charge Offs	(52)	(388)
Recoveries	46	499
Provisions	(228)	(594)
Real Estate Secured [Member] | Multifamily [Member] | Beginning Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, beginning of year			39
Balance, end of year		58	39
Real Estate Secured [Member] | Multifamily [Member] | General Reserves [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	61	49
Real Estate Secured [Member] | Multifamily [Member] | Specific Reserves [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year		9
Real Estate Secured [Member] | Multifamily [Member] | Ending Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	61	58
Real Estate Secured [Member] | Multifamily [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Charge Offs	(155)
Recoveries	11	1
Provisions	147	18
Real Estate Secured [Member] | Commercial Real Estate Portfolio Segment [Member] | Beginning Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, beginning of year			1,264
Balance, end of year		1,031	1,264
Real Estate Secured [Member] | Commercial Real Estate Portfolio Segment [Member] | General Reserves [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	1,424	1,031
Real Estate Secured [Member] | Commercial Real Estate Portfolio Segment [Member] | Ending Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	1,424	1,031
Real Estate Secured [Member] | Commercial Real Estate Portfolio Segment [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Charge Offs	(159)	(423)
Recoveries	342	3
Provisions	210	187
Real Estate Secured [Member] | Construction and Land Development [Member] | Beginning Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, beginning of year			606
Balance, end of year		585	606
Real Estate Secured [Member] | Construction and Land Development [Member] | General Reserves [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	312	577
Real Estate Secured [Member] | Construction and Land Development [Member] | Specific Reserves [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year		8
Real Estate Secured [Member] | Construction and Land Development [Member] | Ending Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	312	585
Real Estate Secured [Member] | Construction and Land Development [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Charge Offs	(114)	(972)
Recoveries	21	32
Provisions	(180)	919
Non-Real Estate Secured [Member] | Commercial and Industrial [Member] | Beginning Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, beginning of year			1,324
Balance, end of year		690	1,324
Non-Real Estate Secured [Member] | Commercial and Industrial [Member] | General Reserves [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	496	690
Non-Real Estate Secured [Member] | Commercial and Industrial [Member] | Ending Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	496	690
Non-Real Estate Secured [Member] | Commercial and Industrial [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Charge Offs	(42)	(1,263)
Recoveries	218	13
Provisions	(370)	616
Non-Real Estate Secured [Member] | Consumer and Other [Member] | Beginning Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, beginning of year			55
Balance, end of year		24	55
Non-Real Estate Secured [Member] | Consumer and Other [Member] | General Reserves [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	32	24
Non-Real Estate Secured [Member] | Consumer and Other [Member] | Ending Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	32	24
Non-Real Estate Secured [Member] | Consumer and Other [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Charge Offs	(1)	(86)
Recoveries	46	66
Provisions	(37)	(11)
Other General Reserves [Member] | Beginning Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, beginning of year			1,939
Balance, end of year		1,339	1,939
Other General Reserves [Member] | General Reserves [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	1,363	1,339
Other General Reserves [Member] | Ending Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	1,363	1,339
Other General Reserves [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Provisions	24	(600)
Unallocated [Member] | Beginning Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, beginning of year			620
Balance, end of year		485	620
Unallocated [Member] | General Reserves [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	319	485
Unallocated [Member] | Ending Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	319	485
Unallocated [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Provisions	(166)	(135)
Beginning Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, beginning of year			8,159
Balance, end of year		6,041	8,159
General Reserves [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	5,539	5,825
Specific Reserves [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	63	216
Ending Balance [Member]
Note 4 - Loans (Details) - Allowance for Loan Losses [Line Items]
Balance, end of year	$ 5,602	$ 6,041